Provision for Income Taxes (Details 1)	12 Months Ended
Dec. 31, 2015
Provision For Income Taxes [Abstract]
Federal statutory rate	(34.00%)
State income taxes, net of federal	0.00%
Valuation allowance	34.00%
Effective tax rate of income before taxes and federal statutory rate	0.00%